Amplify CWP Enhanced Dividend Income ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 92.2%	Shares	Value
Communication Services - 5.5%
Meta Platforms, Inc. - Class A (a)	374,605	$247,273,015
Verizon Communications, Inc.	1,739,977	70,869,263
		318,142,278

Consumer Discretionary - 13.0%
Home Depot, Inc.	754,127	259,495,101
McDonald's Corp.	765,704	234,022,113
TJX Cos., Inc.	1,716,019	263,597,679
		757,114,893

Consumer Staples - 6.2%
Coca-Cola Co.	1,724,551	120,563,361
Procter & Gamble Co.	408,294	58,512,613
Walmart, Inc.	1,624,191	180,951,119
		360,027,093

Energy - 4.8%
Chevron Corp.	1,184,451	180,522,177
Marathon Petroleum Corp.	604,377	98,289,831
		278,812,008

Financials - 24.8%
American Express Co.	785,322	290,529,874
CME Group, Inc.	1,063,963	290,547,016
Goldman Sachs Group, Inc.	323,820	284,637,780
JPMorgan Chase & Co.	896,461	288,857,663
Visa, Inc. - Class A	829,914	291,059,139
		1,445,631,472

Health Care - 7.1%
Amgen, Inc.	586,241	191,882,542
Merck & Co., Inc. (a)	2,093,507	220,362,547
		412,245,089

Industrials - 10.8%
Caterpillar, Inc.	527,919	302,428,957
RTX Corp. (a)	1,789,499	328,194,117
		630,623,074

Information Technology - 15.1%
Apple, Inc.	1,075,200	292,303,872
International Business Machines Corp.	967,875	286,694,254
Microsoft Corp.	624,683	302,109,192
		881,107,318

Materials - 2.4%
Agnico Eagle Mines Ltd.	827,032	140,206,735

Utilities - 2.5%
Duke Energy Corp.	1,218,139	142,778,072
TOTAL COMMON STOCKS (Cost $4,488,495,006)		5,366,688,032

AFFILIATED EXCHANGE TRADED FUNDS - 4.4%	Shares	Value
Amplify Samsung SOFR ETF (b)(c)	2,570,021	257,490,404
TOTAL AFFILIATED EXCHANGE TRADED FUNDS (Cost $257,782,382)		257,490,404

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.3%	Shares	Value
Invesco Government & Agency Portfolio - Institutional Class, 3.68% (d)	193,095,242	193,095,242
TOTAL MONEY MARKET FUNDS (Cost $193,095,242)		193,095,242

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 0.1%	Shares	Value
First American Government Obligations Fund - Class X, 3.67% (d)	5,137,831	5,137,831
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $5,137,831)		5,137,831

TOTAL INVESTMENTS - 100.0% (Cost $4,944,510,461)		5,822,411,509
Liabilities in Excess of Other Assets - (0.0)% (e)		(2,636,691)
TOTAL NET ASSETS - 100.0%		$5,819,774,818

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $4,999,481.
(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(e)	Represents less than 0.05% of net assets.

Amplify CWP Enhanced Dividend Income ETF
Schedule of Written Options
December 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.1)%	Notional Amount	Contracts	Value
Call Options - (0.1)% (a)(b)
Merck & Co., Inc., Expiration: 01/09/2026; Exercise Price: $104.00	$(29,472,800)	(2,800)	$(648,200)
Meta Platforms, Inc., Expiration: 01/16/2026; Exercise Price: $650.00	(66,009,000)	(1,000)	(1,952,500)
RTX Corp., Expiration: 01/09/2026; Exercise Price: $180.00	(18,340,000)	(1,000)	(497,500)
TOTAL WRITTEN OPTIONS (Premiums received $3,580,974)			$(3,098,200)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	Exchange-traded.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Amplify CWP Enhanced Dividend Income ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$5,366,688,032	$–	$–	$5,366,688,032
Affiliated Exchange Traded Funds	257,490,404	–	–	257,490,404
Money Market Funds	193,095,242	–	–	193,095,242
Investments Purchased with Proceeds from Securities Lending	5,137,831	–	–	5,137,831
Total Investments	$5,822,411,509	$–	$–	$5,822,411,509

Liabilities:
Investments:
Written Options	$–	$(3,098,200)	$–	$(3,098,200)
Total Investments	$–	$(3,098,200)	$–	$(3,098,200)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Amplify CWP Enhanced Dividend Income ETF - Transactions with Affiliates
	Value as of September 30, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2025	Shares as of December 31, 2025	Income	Capital Gain Distributions from Underlying Funds
Amplify Samsung SOFR ETF	$190,529,857	$67,972,678	$(985,201)	$1,747	$(28,677)	$257,490,404	2,570,021	$2,432,909	$–